Variable Life
Issued by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”)
and Northwestern Mutual Variable Life Account (the “Separate Account”)
Updating Summary Prospectus
May 1, 2022
Whole Life
Extra Ordinary Life
Single Premium Life
This Summary Prospectus contains more information about three variable life Policies (each a” Policy,” together the “the Policies”). The statutory prospectus for the Policy (the “Prospectus”) contains more information about each Policy’s features, benefits and risks. You can find this document and other information about each Policy, including the annual and semi-annual reports for your underlying portfolios, online at www.nmprospectus.com. You can also obtain this information at no cost by calling (866) 424-2609 or by sending an email request to vavldocrequest@northwesternmutual.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policy or passed upon the adequacy of this Summary Prospectus.
As permitted by regulations adopted by the SEC, paper copies of your underlying Portfolios’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us. Instead, your Portfolio annual and semi-annual reports will be made available on www.nmfundreports.com and you will be notified by mail each time a report is posted and provided with a link to access the report for each Portfolio. If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by signing up for eDelivery at www.NorthwesternMutual.com/eDelivery. You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling (866) 910-1232. Your election to receive shareholder reports in paper will apply to all future reports for all Portfolios available under your Policy.

Updated Information About Your Policy
The information in this section of the Updating Summary Prospectus is a summary of certain Policy features that have changed since your Prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Policy.

Annual Portfolio Operating Expenses
The Annual Portfolio Operating Expense table has been updated to reflect current minimum and maximum total operating expenses for the Portfolios, as follows:
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.28%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.19%	1.12%
*
The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Portfolio Operating Expenses.
1Variable Life Prospectus

Important Information You Should Consider About the Policies
	FEES AND EXPENSES			Cross-Reference(s) to Location in Prospectus
Charges for Early Withdrawals
If you surrender your Single Premium Life Policy in the first ten Policy Years you will be assessed a surrender charge of up to 9% of premium paid.
For example, if you surrender your Single Premium Life Policy and your total premium paid to date was $100,000, you could pay a surrender charge of up to
$9,000.
Fee and Expense Tables – Transaction Fees (Single Premium Life Policy – Surrender Charge)
Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load, charges for transferring between investment options, extra premium for insureds in substandard risk classifications, charges for insurance or administrative charges, as well as charges for expedited delivery or wire transfers.
Fee and Expense Tables – Transaction Fees
Ongoing Fees and Expenses (annual charges)
In addition to the charges above, investment in a Policy is subject to ongoing fees and expenses, including fees covering the cost of insurance and optional benefits available under the Policy. These fees are based on information as of
December 31, 2021, may change from year to year, and are generally based on characteristics of the insured (e.g., age, sex and rating classification). You should review your Policy specifications page for specific rates applicable under your Policy.
You bear the expenses associated with the Portfolios available under your
Policy, the range for which is shown in the following table:
Fee and Expense Tables – Periodic Charges (Other than Portfolio Operating Expenses) Fee and Expense Tables – Annual Portfolio Operating Expenses
	Annual Fee	Minimum*	Maximum*
	Investment Options (Portfolio company fees and expenses)	0.21%	1.28%
* As a percentage of Portfolio assets.
RISKS
Risk of Loss	You can lose money by investing in a Policy, including loss of principal.			Risks of the Policies –Investment Risk and The Funds
Not a Short-Term Investment
Your Policy is not a short-term investment and is not appropriate for you if you need ready access to cash. Surrender charges may apply in the first 10 Policy
Years. In addition, short-term investment in a Policy may subject you to income taxes and tax penalties.
Risks of the Policies – Policy for Long- Term Protection
Risks Associated with Investment Options
Investment in your Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
(Portfolios) available under your Policy. Each Portfolio will have its own unique risks and you should review these investment options before making an investment decision.
Risks of the Policies – Investment Risk
Insurance Company Risks
Investment in your Policy is subject to the risks related to Northwestern
Mutual, and any obligations, guarantees, or benefits are subject to the claims-
paying ability of Northwestern Mutual. More information about Northwestern
Mutual, including its financial strength ratings, is available upon request by calling toll free (866) 424-2609.
Risks of the Policies –Investment Risk Also see The Company section
Policy Lapse
Insufficient premium payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage and death benefits will not be paid.
After lapse, you may reinstate your Policy subject to certain conditions described in the Prospectus, including the payment of any premium required to keep the Policy in force.
Risks of the Policy Lapse Information About the Policies –Reinstatement
Variable Life Prospectus

	RESTRICTIONS	Cross-Reference(s) to Location in Prospectus
Investments
Transfers from the Divisions must be in amounts greater than or equal to 1% of assets in the Divisions, may be subject to charges, and are subject to the
Policies short-term and excessive trading policies. These short-term and excessive trading policies may trigger additional restrictions on your Policy.
Currently, there is no charge when you transfer amounts among Divisions.
However, we reserve the right to charge $25 for each transfer. You may invest in up to six Divisions at a time.
Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio or mutual fund for such
Portfolio.

Information about
the Policies – Other
Policy Transactions
(Transfers Between
Divisions and Short-
Term and Excessive
Trading)

Information about
the Policies – Other
Policies
Transactions
(Substitution of
Portfolio Shares and
Other Changes)

Optional Benefits
Optional benefits are subject to additional charges and payments made under these benefits are generally subject to the same transaction fees as other premium payments but may be treated differently for other purposes (e.g., certain death benefit minimums). Optional benefits are not available for all ages (or may terminate at certain ages) and underwriting classifications.
Because we no longer issue the Policies, certain optional benefits may no longer be available.
Information about the Policies – Other Benefits Under the Policies
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, your Policy. There is no additional tax benefit if a Policy is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will generally be subject to ordinary income tax, and may be subject to tax penalties.
Tax Considerations
CONFLICTS OF INTEREST
Investment Professional Compensation
We no longer issue the Policies to new owners. The Policies were sold exclusively through financial representatives of Northwestern Mutual’s affiliated broker-dealer, who are compensated with a commission based on a percentage of premium, and Northwestern Mutual may share revenue it earns on your Policy with its affiliated broker-dealer. These financial representatives may have, or had, a financial incentive to offer or recommend your Policy, or another policy issued by Northwestern Mutual, over other investments.
Distribution of the Policies Also see Deductions and Charges – Commissions Paid to Financial Representatives
Exchanges
We no longer issue the Policies to new owners. Some financial representatives may have a financial incentive to offer a policy issued by Northwestern Mutual in place of one you already own. You should only exchange an existing policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase a policy issued by Northwestern Mutual (or any other policy) rather than continue to own the existing policy.
None
3Variable Life Prospectus

Glossary of Terms
ATTAINED AGE
The Insured’s Issue Age listed in the Policy, plus the number of complete Policy Years that have elapsed since the Policy Date.
COMPANY
The Northwestern Mutual Life Insurance Company.
DIVISION
A subdivision of the Separate Account. We invest each Division’s assets exclusively in shares of one Portfolio.
FINANCIAL REPRESENTATIVE
An individual who is authorized to sell you the Policy and who is both licensed as a Northwestern Mutual insurance agent and registered as a representative of our affiliate, Northwestern Mutual Investment Services, LLC, the principal underwriter of the Policy.
NORTHWESTERN MUTUAL
The Northwestern Mutual Life Insurance Company.
POLICY
Your Variable Life policy issued by Northwestern Mutual and the Separate Account.
POLICY ANNIVERSARY
The same day and month as the Policy Date in each year following the first Policy Year.
POLICY DATE
The date shown in the Policy from which the following are computed, among other things:
1. Policy Year;
2. Policy Anniversary;
3. the Issue Age of Insured; and
4. the Attained Age of the Insured.
POLICY YEAR
A year that starts on the Policy Date or on a Policy Anniversary.
PORTFOLIO
A series of a Fund available for investment under the Policy which corresponds to a particular Division of the Separate Account.
PREMIUM PAYMENTS
All payments you make under the Policy other than loan repayments and transaction charges.
PROSPECTUS
The full statutory prospectus for the Policy.
SEPARATE ACCOUNT
Northwestern Mutual Variable Life Account.
SUMMARY PROSPECTUS
This document is a summary version of the prospectus, which summarizes key information found in the Prospectus for the Policy.

Appendix A—Portfolios Available under Your Policy
The following is a list of Portfolios available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 424-2609 or by sending an email request to vavldocrequest@northwesternmutual.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc.	0.42%	16.67%	20.77%	16.66%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.62%[1]	18.90%	22.10%	18.67%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.43%[1]	25.10%	18.77%	14.40%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/Fiduciary Management, Inc.	0.78%[1]	18.46%	13.05%	13.30%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.19%[1]	28.45%	18.22%	16.30%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.71%[1]	21.92%	10.32%	12.10%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.49%[1]	22.71%	10.54%	12.71%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	25.70%	11.16%	11.93%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.52%[1]	10.18%	15.41%	12.23%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern trust Investments, Inc.	0.24%[1]	24.46%	12.80%	13.91%
Long-term growth of capital; current incomes is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.72%[1]	23.27%	9.55%	13.02%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.54%	4.11%	15.15%	14.16%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.27%	26.22%	12.05%	14.08%
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc	0.92%[1]	23.00%	10.52%	12.23%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.61%[1]	15.92%	16.28%	10.54%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.73%[1]	12.07%	12.54%	8.62%
5Variable Life Prospectus

Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Long-term growth of capital; any income realized will be incidental	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%	5.00%	3.54%	4.88%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/Aberdeen Asset Managers Limited	0.89%[1]	-4.55%	9.99%	5.00%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio	MSA/BlackRock Advisors, LLC	0.33%	0.01%	0.88%	0.48%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.38%	-0.10%	2.24%	1.65%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.30%[1]	-1.59%	3.79%	3.07%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.67%	-5.37%	5.92%	3.99%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Protection Portfolio[2]	MSA/American Century Investment Management, Inc.	0.53%[1]	6.61%	5.14%	2.93%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.44%	5.31%	6.07%	6.35%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.71%[1]	-0.08%	5.28%	5.08%
Realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	Balanced Portfolio[2]	MSA	0.52%[1]	7.56%	9.06%	7.86%
Realize as high a level of total return as is consistent with reasonable investment risk	Asset Allocation Portfolio[2]	MSA	0.60%[1]	10.45%	10.64%	9.25%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[4]	Fidelity Management & Research Company LLC (FMR)[5]	0.61%	26.60%	13.60%	13.29%
Long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio – Initial Class[4]	FMR[5]	0.60%	27.83%	20.17%	16.64%
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Sustainable Equity Portfolio[6]	Neuberger Berman Investment Advisers LLC	0.89%	23.48%	15.72%	14.36%
Long-term growth of capital	U.S. Strategic Equity Fund[7]	Russell Investment Management LLC (RIM)[8]	0.84%	20.40%	16.22%	15.08%
Variable Life Prospectus

Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Long-term growth of capital	U.S. Small Cap Equity Fund[7]	RIM[8]	1.12%[1]	25.79%	12.14%	12.39%
Current income and long- term growth of capital	Global Real Estate Securities Fund[7]	RIM[8]	0.91%	27.19%	9.11%	9.25%
Long-term growth of capital	International Developed Markets Fund[7]	RIM[8]	1.02%[1]	12.66%	8.56%	7.83%
Provide total return	Strategic Bond Fund[7]	RIM[8]	0.67%	-1.82%	3.67%	3.34%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[7]	RIM[8]	0.84%[1]	8.23%	6.25%	5.96%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[7]	RIM[8]	0.92%[1]	13.04%	8.15%	7.67%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[7]	RIM[8]	0.98%[1]	17.44%	10.11%	9.02%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[7]	RIM[8]	1.00%[1]	19.61%	10.60%	9.72%
Total return	Commodity Return Strategy Portfolio – Class 2[9]	Credit Suisse Asset Management, LLC	0.78%	28.46%	N/A	N/A
1
This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2
A series of Northwestern Mutual Series Fund, Inc., for which MSA, our wholly-owned company, serves as investment adviser.
3
Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
4
The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively.
5
The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
6
A series of Neuberger Berman Advisers Management Trust.
7
A series of Russell Investment Funds.
8
Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
9
A series of Credit Suisse Trust.
7Variable Life Prospectus

Additional Information
More information about the Policy and Separate Account is included in a Statement of Additional Information (“SAI”), which is dated the same day as this Summary Prospectus and the Prospectus, and is available free of charge from The Northwestern Mutual Life Insurance Company. To request a free copy of the Separate Account’s SAI, or current annual report, or to request other information about the Policy or to make investor inquiries, call (866) 464-3800. Under certain circumstances you or your Financial Representative may be able to obtain these documents online at www.nmprospectus.com. Reports and other information about the Separate Account are available on the SEC’s Internet site at www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
This Summary Prospectus incorporates by reference the Prospectus for the Policy and the SAI, both dated May 1, 2022, as amended or supplemented.

Edgar Contract Identifier C000000093
Variable Life Prospectus